UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2003
                                                ----------------------

Check here if Amendment (    ); Amendment Number:
                                                   -------------------
This Amendment (Check only one.):    (     )       is a restatement.
                                     (     )       adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Commonfund Asset Management Company, Inc.
                ----------------------------------------------
Address:        15 Old Danbury Road
                ----------------------------------------------
                P. O. Box 812
                ----------------------------------------------
                Wilton, CT  06897-0812
                ----------------------------------------------

Form 13F File Number:   28 - 06755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Strauss
           ------------------------------------------------------------------
Title:     Chief Operating Officer, Commonfund Asset Management Company, Inc.
           ------------------------------------------------------------------
Phone:     203-563-5127
           ------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Michael Strauss                Wilton, CT                       10/14/03
------------------------------     ---------------                  ---------
(Signature)                        (City, State)                    (Date)

Report Type   (Check only one.):

(    )      13F HOLDINGS REPORT.    (Check here if all holdings of this
            reporting manager are reported in this report.)

(  X )      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(    )      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:         35
                                           ----------------------

Form 13F Information Table Entry Total:    0
                                           ----------------------
Form 13F Information Table Value Total:    $0
                                           ----------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        NO.             FORM 13F FILE NUMBER    NAME OF SUB-ADVISER
        ---             --------------------    -------------------

        1               28-6538                 AEW Capital Management, L.P.
        2               28-2321                 Alliance Capital Management
        3               28-2616                 Angelo, Gordon & Co., L.P.
        4               28-5422                 Artisan Partners Limited
                                                Partnership
        5               28-4768                 Blum Capital Partners, L.P.
        6               28-00096                Capital Guardian Trust Company
        7               28-06462                Chartwell Investment Partners
        8               28-06044                Clarion CRA Securities LP
        9               28-05268                De Prince, Race & Zollo, Inc.
        10              28-09996                Evnine-Vaughan Assoc.
        11              28-04981                Goldman Sachs Asset Management
        12              28-03377                Grantham, Mayo, Van Otterloo &
                                                Co. LLC
        13              28-2013                 Harris Associates, L.P.
        14              28-16                   Institutional Capital
        15              28-10329                Income Research & Management
        16              28-74                   Jennison Associates
        17              28-01944                John A. Levin & Co.
        18              28-03121                Knott Partners
        19              28-00158                Marsico Asset Management, LLC
        20              28-04632                Martingale Asset Management
        21              28-05050                Oaktree Capital Management, LLC
        22              28-3530                 Omega Advisors
        23              28-1700                 Perigee Investment Counsel
        24              28-10372                Philadelphia International
                                                Advisors, L.P.
        25              28-00969                Provident Investment Counsel,
                                                Inc.
        26              28-03791                Pzena Investment Management
        27              28-10103                RREEF America, LLC
        28              28-1399                 Southeastern Asset Management,
                                                Inc.
        29              28-00399                SSGA Funds Management, Inc.
        30              28-04720                SSI Investment Management Inc.
        31              28-1693                 Steinberg Priest & Sloane
                                                Capital Management, LLC
        32              28-00620                The Boston Company Asset
                                                Management, LLC

        33              28-2924                 Turner Investment Partners, Inc.
        34              28-02927                Water Street Capital Inc.
        35              28-1700                 Western Asset Management Company